Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	000-19034
Entity Registrant Name	REGENERON PHARMACEUTICALS, INC.
Entity Central Index Key	0000872589
Entity Tax Identification Number	13-3444607
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	777 Old Saw Mill River Road
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591-6707
City Area Code	914
Local Phone Number	847-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – par value $0.001 per share
Trading Symbol	REGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false